Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of Trade and Other Payables

	31 December	31 December
Short-term trade and other payables	2024	2023
Payables to suppliers	20,358,995	18,300,375
Taxes payable	4,051,266	3,942,708
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	2,878,900	2,541,937
Accrued selling and marketing expenses	394,087	240,822
Payables related with donation	3,145	2,526,628
Others	1,986,021	2,198,541
	29,672,414	29,751,011